Offerings - Offering: 1	Mar. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,457,496,367.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 201,280.25
Offering Note	(1) Calculated solely for the purpose of determining the filing fee in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The proposed maximum aggregate value of the transaction is calculated based on 138,216,820 shares of common stock, par value $0.001 per share (the "Common Stock"), of Ekso Bionics Holdings, Inc. ("Ekso") that will be issued to APLD ChronoScale Holdco LLC ("Contributor") in connection with the completion of the transactions contemplated by that certain Contribution and Exchange Agreement, dated as of February 15, 2026, by and among Ekso, Contributor, APLD Intermediate Holdco LLC and Applied Digital Cloud Corporation ("Cloud"), multiplied by $10.545, which is the average of the high and low price per share of Ekso Common Stock, as reported on the Nasdaq Capital Market on March 19, 2026. In accordance with Section 14(g) of the Exchange Act and Rule 0-11 of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated in note (1) above by 0.00013810.